PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	$ 488	$ 423